Additional Information - Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Additional Information - Condensed Financial Statements of the Company

24. Additional Information - Condensed Financial Statements of the Company

The condensed financial statements of Phoenix New Media Limited have been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04.The Company records its investments in its subsidiaries under the equity method of accounting and consolidated net assets of the VIEs under ASC 810. Such investments are presented on the balance sheets as “Investments in the subsidiaries”, and the net profit or loss of subsidiaries and VIEs is presented as “Share of loss from the subsidiaries” in the statement of comprehensive income/(loss).

As of December 31, 2022 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

Phoenix New Media Limited

Condensed Financial Information of the Company

Balance Sheets

(Amounts in thousands, except for number of shares and per share data)

	As of December 31,
	2022	2023
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	10,552	21,538
Term deposits and short-term investments	2,503	—
Amounts due from subsidiaries and VIEs	888,083	897,329
Prepayments and other current assets	3,798	6,838
Total current assets	904,936	925,705
Non-current assets:
Investments in the subsidiaries	641,218	535,839
Available-for-sale debt investments	304	309
Total non-current assets	641,522	536,148
Total assets	1,546,458	1,461,853
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries and VIEs	223,087	235,681
Accrued expenses and other current liabilities	3,926	1,160
Total current liabilities	227,013	236,841
Total liabilities	227,013	236,841
Shareholders’ equity:
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 264,998,965 shares issued and outstanding as of December 31, 2022; 264,998,965 shares issued and 262,954,885 shares outstanding as of December 31, 2023)	17,499	17,499
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	22,053	22,053
Additional paid-in capital	1,636,822	1,640,535
Treasury stock (nil and 2,044,080 shares as of December 31, 2022 and 2023, respectively)	—	(655)
Accumulated deficits	(311,527)	(414,023)
Accumulated other comprehensive loss	(45,402)	(40,397)
Total shareholders’ equity	1,319,445	1,225,012
Total liabilities and shareholders’ equity	1,546,458	1,461,853

Phoenix New Media Limited

Condensed Financial Information of the Company

Statements of Comprehensive Income/(Loss)

(Amounts in thousands)

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating expenses:
General and administrative expenses	(16,556)	(16,945)	(16,902)
Total operating expenses	(16,556)	(16,945)	(16,902)
Loss from operations	(16,556)	(16,945)	(16,902)
Other income/(loss):
Net interest income	3	50	944
Foreign currency exchange gain/(loss)	5,775	(21,847)	(4,181)
Impairment of available-for-sale debt investments	—	(5,980)	—
Others, net	5,152	(5,514)	—
Share of loss from the subsidiaries	(200,075)	(123,773)	(82,357)
Loss before income taxes	(205,701)	(174,009)	(102,496)
Income tax benefit	—	64,357	—
Net loss	(205,701)	(109,652)	(102,496)
Other comprehensive (loss)/income	(11,094)	(6,094)	5,005
Comprehensive loss	(216,795)	(115,746)	(97,491)

Phoenix New Media Limited

Condensed Financial Information of the Company

Statements of Cash Flows

(Amounts in thousands)

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash used in operating activities	(34,801)	(20,974)	(20,850)
Cash flows from investing activities:
Placement of short-term investments	—	(32,312)	(58,951)
Maturity of short-term investments	—	29,875	61,388
Return of equity investment principal from a subsidiary	—	—	19,722
Net cash (used in)/provided by investing activities	—	(2,437)	22,159
Cash flows from financing activities:
Repayment from/(payment to) subsidiaries and VIEs	39,171	(64)	10,332
Repurchase of ordinary shares	—	—	(655)
Dividends returned from shareholders	4,725	—	—
Net cash provided by/(used in) financing activities	43,896	(64)	9,677
Net increase/(decrease) in cash and cash equivalents	9,095	(23,475)	10,986
Cash and cash equivalents at the beginning of the year	24,932	34,027	10,552
Cash and cash equivalents at the end of the year	34,027	10,552	21,538